Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies
Commitments and Contingencies

10    Commitments and Contingencies

There are no material legal proceedings to which the Company is a party or to which any of its properties are the subject, or other contingencies that the Company is aware of, other than routine litigation incidental to the Company’s business.

The Company has outstanding commitments under vessel construction contracts and contracts for the acquisition of secondhand drybulk vessel as of June 30, 2024, see the Note 4 “Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction”.